Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Assets
Cash	$ 5,406	$ 3,180
Receivables	3,720	1,225
Prepaid expenses and other current assets	836	294
Total current assets	9,962	4,699
Property and equipment, net	255	53
Total Assets	10,217	4,752
Liabilities and Stockholders' Deficit
Accounts payable	4,789	2,457
Accrued clinical trials expenses	161	705
Other accrued liabilities	173	373
Current portion of long-term debt		1,870
Total current liabilities	5,123	5,405
Warrant liability	3,611
Royalty liability	9,309
Long-term debt, net of discount	12,253	5,400
Total Liabilities	30,296	10,805
Commitments and contingencies
Stockholders' deficit:
Preferred stock, $0.001 par value per share; 5,000,000 shares authorized, none issued and outstanding:
Common stock, at amounts paid in, $0.001 par value per share; 125,000,000 shares authorized, 59,386,542 and 59,247,742 shares issued and outstanding at December 31, 2011 and 2010, respectively.	256,436	256,436
Additional paid-in capital	18,433	17,256
Accumulated deficit	(294,948)	(279,745)
Total stockholders' deficit	(20,079)	(6,053)
Total Liabilities and Stockholders' Deficit	$ 10,217	$ 4,752